Net fee income (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Summary of net fee income

Net fee income by global business
	2019
	Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m
Funds under management	1,295	120	460	302	—	2,177
Account services	890	654	365	101	(7)	2,003
Cards	1,602	358	15	—	—	1,975
Credit facilities	75	785	743	15	—	1,618
Broking income	366	40	532	119	—	1,057
Unit trusts	921	22	2	90	—	1,035
Underwriting	—	6	821	3	(1)	829
Remittances	73	362	311	4	(3)	747
Global custody	90	18	564	45	—	717
Imports/exports	—	497	164	1	—	662
Insurance agency commission	324	20	1	32	—	377
Other	1,097	891	2,362	193	(2,301)	2,242
Fee income	6,733	3,773	6,340	905	(2,312)	15,439
Less: fee expense	(1,861)	(370)	(3,287)	(134)	2,236	(3,416)
Net fee income	4,872	3,403	3,053	771	(76)	12,023

	2018						2017
	Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total	Total
	$m	$m	$m	$m	$m	$m	$m
Funds under management	1,383	134	421	284	(1)	2,221	2,188
Account services	991	748	332	106	—	2,177	2,244
Cards	1,575	370	16	—	(5)	1,956	1,994
Credit facilities	71	824	813	16	(1)	1,723	1,718
Broking income	494	44	533	139	—	1,210	1,191
Unit trusts	937	25	3	73	—	1,038	1,010
Underwriting	1	10	708	4	—	723	829
Remittances	96	357	320	5	—	778	759
Global custody	100	18	584	35	(1)	736	692
Imports/exports	3	532	176	2	(4)	709	736
Insurance agency commission	354	23	1	27	(1)	404	410
Other	1,110	858	2,362	186	(2,147)	2,369	2,082
Fee income	7,115	3,943	6,269	877	(2,160)	16,044	15,853
Less: fee expense	(1,917)	(388)	(3,040)	(135)	2,056	(3,424)	(3,042)
Net Fee income	5,198	3,555	3,229	742	(104)	12,620	12,811